CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 5,958	$ 6,170	$ 4,201
Reconciliation of net income to net cash provided by operating activities:
Depreciation and amortization	7,776	6,649	5,098
Amortization and loss from convertible debt			686
Re-measurement of earn-out payment		106
Stock-based compensation	803	724	259
Net changes in operating assets and liabilities, net of amount acquired:
Trade receivables, net	(3,333)	267	1,932
Other operating assets	(480)	(285)	228
Deferred tax assets, net	222	(304)	(34)
Trade payables	(1,279)	195	(295)
Other operating liabilities	(1,544)	(635)	164
Deferred revenues	(408)	(690)	1,778
Accrued severance pay, net	698	(172)	(479)
Net cash provided by operating activities	8,413	12,025	13,538
Cash flows from investing activities:
Purchase of property and equipment	(482)	(662)	(324)
Capitalized software development costs	(4,735)	(5,387)	(3,692)
Issuance expenses relating to FIS and IDIT acquisition	(102)
Earn-out payment with respect to Harcase acquisition	(952)
Payments for business acquisitions, net of cash acquired	3,741	(1,416)
Net cash used in investing activities	(2,530)	(7,465)	(4,016)
Cash flows from financing activities:
Proceeds from employee stock options exercised	207	24
Dividend to non-controlling interests	(134)
Principal payments and repurchase of convertible debt			(5,824)
Payments of long-term loans		(15)	(627)
Net cash provided by (used in) financing activities	73	9	(6,451)
Effect of exchange rate changes on cash	(678)	441	163
Increase in cash and cash equivalents	5,278	5,010	3,234
Cash and cash equivalents at beginning of year	16,182	11,172	7,938
Cash and cash equivalents at end of year	21,460	16,182	11,172
Cash paid during the year for:
Interest	16	115	454
Income taxes	$ 162	$ 494	$ 227